Debt - Short term loan and line of credit (Q3) (Details) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 16, 2020	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Jun. 24, 2020	Jun. 23, 2020	Dec. 19, 2019
Debt Instruments [Abstract]
Loss on extinguishment of debt		$ 88,000	$ 0	$ 88,000	$ 0
Debt outstanding						$ 37,250,000	$ 6,200,000
Warrants, exercise price (in dollars per share)								$ 4.25	$ 5.00
Debt issuance costs incurred (less than)				85,000	$ 20,000	720,000	$ 0
Line of credit, net
Debt Instruments [Abstract]
Debt outstanding		$ 5,048,000		$ 5,048,000		4,819,000
Floor interest rate		3.25%		3.25%
Shareholder Guaranties
Debt Instruments [Abstract]
Guaranty obligations		$ 20,000,000		$ 20,000,000
Warrants per share (in dollars per share)		$ 0.325		$ 0.325
Warrants, exercisable period (up to)				24 months
Warrants, exercise price (in dollars per share)		$ 1.82		$ 1.82
Warrants, fair value		$ 4,200,000		$ 4,200,000
Facilities Agreement
Debt Instruments [Abstract]
Maximum borrowing capacity										$ 7,500,000
Repayment of line of credit	$ 5,100,000
Facilities Agreement | Short term loan
Debt Instruments [Abstract]
Maximum borrowing capacity										$ 20,500,000
Debt outstanding		19,400,000		19,400,000		16,100,000
Debt issuance costs and discounts		1,100,000		1,100,000		4,400,000
Facilities Agreement | Line of credit, net
Debt Instruments [Abstract]
Loss on extinguishment of debt	100,000
Debt outstanding		5,000,000		5,000,000		4,800,000
Debt issuance costs and discounts		$ 300,000		$ 300,000		$ 200,000
ABL Facility | Line of credit, net
Debt Instruments [Abstract]
Maximum borrowing capacity	7,500,000
Debt issuance costs incurred (less than)	$ 100,000
Floor interest rate		3.25%		3.25%
LIBOR | Line of credit, net
Debt Instruments [Abstract]
Basis spread on variable interest rate				2.50%
LIBOR | ABL Facility | Line of credit, net
Debt Instruments [Abstract]
Basis spread on variable interest rate				2.50%